LONG-TERM DEBT (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Percentage Of Earn Out Payment	20.00%
Percentage Of Commitment	100.00%
Business Acquisition Commitment Amount	$ 1
Secured Debt	12
Fair Value Inputs, Discount Rate	20.00%
Fair Value Inputs, Cap Rate	100.00%
Debt Financing Facility Agreement Amount	15
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	15
Fund Raised From Debt Financing Facility	12.4
Premium On Reimbursement	2.6
Long Term Debt Repayment Of Principal In First Year	10.00%
Long Term Debt Repayment Of Principal In Second Year	20.00%
Long Term Debt Repayment Of Principal In Third Year	30.00%
Long Term Debt Repayment Of Principal In Fourth Year	40.00%
Amortized Cost Effective Rate	23.00%
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility	$ 2.6
Long Term Debt Repayment Percentage	1.75%
Debt Repayment Term	Dec. 31, 2024
Hycet [Member]
Fair Value Inputs, Discount Rate	13.00%
American Depository Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,300,000